21. Provisions for pensions and similar obligations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post Employment Plans [Abstract]
Staff costs - Current service costs (note 40)	R$ 4,186	R$ 2,774	R$ 3,142
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	108,268	149,232	124,754
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)	97,291	100,346	104,160
Other movements - Extraordinary charges	16,786	(1,101)	12,432
Total	R$ 226,532	R$ 251,251	R$ 244,488